Borrowings - Summary of Short Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Secured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.73%	0.90%
Secured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.63%	1.87%
Unsecured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.42%	0.40%
Unsecured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.50%	3.75%